Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2016
Other Comprehensive Income (Loss), Tax [Abstract]
Composition of accumulated other comprehensive income (loss)
The following table provides changes in the composition of total accumulated other comprehensive income (loss) for fiscal 2016, 2015 and 2014:

(Amounts in millions and net of income taxes)	Currency Translation and Other	Net Investment Hedges	Cash Flow Hedges	Minimum Pension Liability	Total
Balances as of January 31, 2013	$(155)	$202	$129	$(763)	$(587)
Other comprehensive income (loss) before reclassifications	(2,844)	75	194	149	(2,426)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	13	4	17
Balances as of January 31, 2014	(2,999)	277	336	(610)	(2,996)
Other comprehensive income (loss) before reclassifications	(4,012)	379	(496)	(58)	(4,187)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	26	(11)	15
Balances as of January 31, 2015	(7,011)	656	(134)	(679)	(7,168)
Other comprehensive income (loss) before reclassifications	(4,679)	366	(217)	96	(4,434)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	15	(10)	5
Balances as of January 31, 2016	$(11,690)	$1,022	$(336)	$(593)	$(11,597)